Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of Components of income tax expense (benefit)

	Year ended December 31,
	2019	2018	2017

Income tax expenses– Hong Kong	(532)	(146)	—
Deferred income tax benefit	$5,172	$457	$350

	4,640	311	$350

Schedule of company's effective tax rate

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
U.S. Statutory rates	21.0%	21.0%	34.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdictions	(4.2)	(7.5)	(6.4)
Impact of tax reduction of Hong Kong profits tax	0.1	—	—
Provisional re-measurement of deferred taxes	—	—	(0.9)
Tax effect of non-deductible expenses	(8.2)	(12.3)	(10.1)
Valuation allowance	(0.8)	(2.2)	(1.3)
Under provision in respect of prior years	(0.3)	(0.3)	—
Other (a)	(0.5)	(0.5)	(2.5)
Effective income taxes	11.1%	2.2%	3.8%

Notes:

(a)

There were no other material items affecting the effective income tax for the years ended December 31, 2019, 2018 and 2017 except for (i) losses incurred by SGOCO of approximately $0.7 million, $0.3 million and $0.9 million, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Schedule of components of deferred income tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
Deferred income tax assets:
Net operating loss carry-forward	$2,159	$1,573
Allowance on guarantee	—	161
Less: Valuation allowance	(2,159)	(1,573)
	$—	$161

Deferred tax liabilities
Proprietary technology of Boca	$594	$5,645
Property, plant and equipment	6,171	6,341
Interest income	12	—
	$6,777	$11,986